Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$444	$310
Bank deposits	13,243	19,103
	13,687	19,413
Cash equivalents (with maturities of less than three months)
Commercial paper	$16,887	$8,505
Time deposits	2,884	8,025
Negotiable certificates of deposit	2,800	1,000
Stimulus vouchers	2	1
	22,573	17,531
	$36,260	$36,944

Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificates of Deposit and Time Deposits and Repurchase Agreements Collateralized by Bonds

The annual yield rates of bank deposits, commercial paper, time deposits and negotiable certificates of deposit as of balance sheet dates were as follows:

	December 31
	2024	2025
Bank deposits	0.00%-2.55%	0.00%-1.98%
Commercial paper	0.95%-1.56%	0.96%-1.50%
Time deposits	0.01%-4.90%	0.01%-3.90%
Negotiable certificates of deposit	1.55%-1.70%	1.64%